CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Share capital [member]		Addiitonal paid in capital [member]		Retained earnings [member]		Currency translation adjustments [member]		Available for sale financial assets [member]		OCI from equity accounted investments [member]		Shareholder's equity [member]		Non-controling interest [member]
Equity beginning balance at Dec. 31, 2016	$ 35,099		$ 1,156		$ 6,607		$ 32,573		$ (5,264)		$ 0		$ 0		$ 35,072		$ 27
Net income/(loss)	2,500						2,495								2,495		5
Other comprehensive income/(loss)	1,077						31		1,104		(48)		(9)		1,077
Total comprehensive income/(loss)	3,577
Dividends	(761)		12		666		(1,438)								(761)
Other equity transactions	(5)				(3)		0								(3)		(2)
Equity ending balance at Jun. 30, 2017	37,911		1,168		7,270		33,661		(4,160)		(48)		(9)		37,881		29
Equity beginning balance at Dec. 31, 2016	35,099		1,156		6,607		32,573		(5,264)		0		0		35,072		27
Net income/(loss)	4,598
Other comprehensive income/(loss)	1,741
Total comprehensive income/(loss)	6,339
Equity ending balance at Dec. 31, 2017	39,885		1,180		7,933		34,406		(3,554)		(64)		(40)		39,861		24
Net income/(loss)	1,285
Other comprehensive income/(loss)	1,110
Total comprehensive income/(loss)	2,396
Equity ending balance at Mar. 31, 2018	42,616
Equity beginning balance at Dec. 31, 2017	39,885		1,180		7,933		34,406		(3,554)		(64)		(40)		39,861		24
Net income/(loss)	2,506						2,504								2,504		2
Other comprehensive income/(loss)	(142)						(22)	[1]	(176)	[1]	64	[1]	(6)	[1]	(142)	[1]
Total comprehensive income/(loss)	2,364
Dividends	(1,194)	[2]	5	[2]	333	[2]	(1,532)	[2]							(1,194)
Other equity transactions	(12)				(10)		0								(10)		(2)
Equity ending balance at Jun. 30, 2018	41,043		1,185		8,256		35,355		(3,731)		0		(46)		41,019		25
Equity beginning balance at Mar. 31, 2018	42,616
Net income/(loss)	1,220
Other comprehensive income/(loss)	(1,252)
Total comprehensive income/(loss)	(31)
Equity ending balance at Jun. 30, 2018	$ 41,043		$ 1,185		$ 8,256		$ 35,355		$ (3,731)		$ 0		$ (46)		$ 41,019		$ 25

[1]	For more information, see note 9 Changes in accounting policies.
[2]	For more information, see note 7 Dividends.